16. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Fair Value Disclosures [Text Block]
16. Fair Value of Financial Instruments

ASC 820, Fair Value Measurements, defines the fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

In accordance with ASC 820, the Corporation groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1
Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2
Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities which use observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Following is a description of the valuation methodologies and inputs used for instruments measured at fair value on a recurring basis and recognized in the accompanying Consolidated Balance Sheets.

Available-for-Sale Securities - The fair values of available-for-sale securities are determined by various valuation methodologies. Where quoted market prices are available in an active market, securities are classified within Level 1. The Corporation has no securities classified within Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities include U.S. Treasury securities, obligations of U.S. Government and federal agency and U.S. Government sponsored enterprises (GSEs), obligations of states and political subdivisions, mortgage-backed securities and GSE residential collateralized mortgage obligations. In certain cases where Level 1 or Level 2 inputs are not available, securities are classified within Level 3 of the hierarchy. The Corporation has no securities classified within Level 3.

The following table presents the Corporation’s assets that are measured at fair value on a recurring basis and the level within the ASC 820 hierarchy in which the fair value measurements fall as of December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale:
United States Government and Federal agency and U.S. Government sponsored enterprises (GSEs)	$78,022	$-0-	$78,022	$-0-
State and Municipal	95,483	-0-	95,483	-0-
Collateralized mortgage obligations:
GSE Residential	78,242	-0-	78,242	-0-
Total	$251,747	$-0-	$251,747	$-0-

		Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Available-for-sale:
United States Government and Federal agency and U.S. Government sponsored enterprises (GSEs)	$78,204	$-0-	$78,204	$-0-
State and Municipal	115,654	-0-	115,654	-0-
Collateralized mortgage obligations:
GSE Residential	54,894	-0-	54,894	-0-
Total	$248,752	$-0-	$248,752	$-0-

Following is a description of the valuation methodologies used for assets measured at fair value on a non-recurring basis and recognized in the accompanying Consolidated Balance Sheets, as well as the general classification of such assets pursuant to the valuation hierarchy.

Impaired Loans (Collateral Dependent) - Loans for which it is probable that the Corporation will not collect all principal and interest due according to contractual terms are measured for impairment. Allowable methods for determining the amount of impairment include estimating the fair value of the collateral for collateral dependent loans.

If the impaired loan is identified as collateral dependent, then the fair value method of measuring the amount of impairment is utilized. This method requires obtaining a current independent appraisal of the collateral and applying a discount factor to the value.

Impaired loans that are collateral dependent are classified within Level 3 of the fair value hierarchy when impairment is determined using the fair value method.  Fair value adjustments on impaired loans were $2,147 and $16,040 for the years ended December 31, 2011 and 2010, respectively.

Mortgage Servicing Rights - The fair value used to determine the valuation allowance is estimated using discounted cash flow models. The valuation models incorporate assumptions that market participants would use in estimating future net servicing income, such as the cost to service, the discount rate, the custodial earnings rate, an inflation rate, ancillary income, prepayment speeds and default rates and losses. These variables change from quarter to quarter as market conditions and projected interest rates change, and may have an adverse impact on the value of the mortgage servicing rights and may result in a reduction to noninterest income.

Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level 3 of the hierarchy. Fair value adjustments on mortgage servicing rights were $1,017 and $110 for the years ended December 31, 2011 and 2010.

Other Real Estate Owned - Other real estate owned acquired through loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. The adjustment at the time of foreclosure is recorded through the allowance for loan losses. Due to the subjective nature of establishing the fair value when the asset is acquired, the actual fair value of the other real estate owned or foreclosed asset could differ from the original estimate and is classified within Level 3 of the fair value hierarchy. If it is determined the fair value declines subsequent to foreclosure, a valuation allowance is recorded through non-interest expense. Operating costs associated with the assets after acquisition are also recorded as non-interest expense. Gains and losses on the disposition of other real estate owned and foreclosed assets are netted and posted to other non-interest expense.  Fair value adjustments on other real estate owned were $4,199 and $14,759 for the years ended December 31, 2011 and 2010, respectively.
The following table presents the fair value measurement of assets and liabilities measured at fair value on a nonrecurring basis and the level within the ASC 820 fair value hierarchy in which the fair value measurements fall at December 31, 2011 and 2010:

		Fair Value Measurements Using
December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans (collateral dependent)	$32,903	-0-	-0-	$32,903
Mortgage servicing rights	2,437	-0-	-0-	2,437
Other real estate owned	7,098	-0-	-0-	7,098

		Fair Value Measurements Using
December 31, 2010	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Impaired loans (collateral dependent)	$30,756	-0-	-0-	$30,756
Mortgage servicing rights	3,385	-0-	-0-	3,385
Other real estate owned	2,899	-0-	-0-	2,899

ASC 825, “Disclosures about Fair Value of Financial Instruments,” requires all entities to disclose the estimated fair value of their financial instrument assets and liabilities. For the Corporation, as for most financial institutions, the majority of its assets and liabilities are considered financial instruments as defined in ASC 825. Many of the Corporation’s financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction. It is also the Corporation’s general practice and intent to hold its financial instruments to maturity and to not engage in trading or sales activities except for loans held-for-sale and available-for-sale securities. Therefore, significant estimations and assumptions, as well as present value calculations, were used by the Corporation for the purpose of this disclosure.

Estimated fair values have been determined by the Corporation using the best available data and an estimation methodology suitable for each category of financial instruments. For those loans and deposits with floating interest rates, it is presumed that estimated fair values generally approximate the recorded book balances. The estimation methodologies used, the estimated fair values and the recorded book balances at December 31, 2011 and 2010, were as follows:

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value

Financial Assets:
Cash and due from banks	$16,307	$16,307	$12,992	$12,992
Interest-bearing deposits in financial institutions	46,988	46,988	30,888	30,888
Investment securities	261,583	261,689	260,939	261,224
Loans, net, including loans held-for-sale	592,828	658,359	679,863	684,438
Accrued interest receivable	6,453	6,453	7,482	7,482
Total Financial Assets	$924,154	$989,796	$992,164	$997,024

Financial Liabilities:
Non-interest-bearing demand deposits	$171,939	$171,939	$138,683	$138,683
Interest-bearing deposits	745,356	750,355	824,278	827,266
Borrowings	84,835	84,829	71,559	71,615
Accrued interest payable	877	877	1,315	1,315
Total Financial Liabilities	$1,003,007	$1,008,000	$1,035,835	$1,308,879
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans	-0-	-0-	-0-	-0-
Lines of credit	-0-	-0-	-0-	-0-
Letters of credit	-0-	-0-	-0-	-0-

Financial instruments actively traded in a secondary market have been valued using quoted available market prices. Cash and due from banks, interest-bearing time deposits in other banks, federal funds sold, loans held-for-sale and interest receivable are valued at book value, which approximates fair value.

Financial liability instruments with stated maturities have been valued using a present value discounted cash flow analysis with a discount rate approximating current market for similar liabilities. Interest payable is valued at book value, which approximates fair value.

Financial liability instruments with no stated maturities have an estimated fair value equal to both the amount payable on demand and the recorded book balance.

The net loan portfolio has been valued using a present value discounted cash flow. The discount rate used in these calculations is the current rate at which similar loans would be made to borrowers with similar credit ratings, same remaining maturities and assumed prepayment risk.

The fair value of commitments to originate loans is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. The fair values of letters of credit and lines of credit are based on fees currently charged for similar agreements or on the estimated cost to terminate or otherwise settle the obligations with the counterparties at the reporting date.

Changes in assumptions or estimation methodologies may have a material effect on these estimated fair values.

The Corporation’s remaining assets and liabilities, which are not considered financial instruments, have not been valued differently than has been customary with historical cost accounting. No disclosure of the relationship value of the Corporation’s core deposit base is required by ASC 825.

Fair value estimates are based on existing balance sheet financial instruments, without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. For example, the subsidiary bank has a fiduciary services department that contributes net fee income annually. The fiduciary services department is not considered a financial instrument, and its value has not been incorporated into the fair value estimates. Other significant assets and liabilities that are not considered financial assets or liabilities include the mortgage banking operation, brokerage network, deferred taxes, premises and equipment and goodwill. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

Management believes that reasonable comparability between financial institutions may not be likely, due to the wide range of permitted valuation techniques and numerous estimates which must be made, given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.